Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis
The following table summarizes the Company’s financial assets and liabilities measured or disclosed at fair value on recurring basis as of December 31, 2020 and 2021:

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:

Short-term investments	—	5,042,314,438	—	5,042,314,438
Investment in equity method investee under fair value option	306,275,523	—	—	306,275,523
Liabilities:
Guarantee liabilities	—	—	11,697,633	11,697,633
Convertible senior notes	—	626,692,320	—	626,692,320

	As of December 31, 2021
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	2,412,379,263	3,514,221,498		5,926,600,761
Long-term investments	62,425,472	—	—	62,425,472
Derivative instruments	—	17,375,517	—	17,375,517
Liabilities:
Guarantee liabilities	—	—	885,303	885,303
Convertible senior notes	—	611,000,109	—	611,000,109

	As of December 31, 2021
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	378,554,948	551,458,039		930,012,987
Long-term investments	9,795,919	—	—	9,795,919
Derivative instruments	—	2,726,598	—	2,726,598
Liabilities:
Guarantee liabilities	—	—	138,923	138,923
Convertible senior notes	—	95,879,250	—	95,879,250

Summary of Significant Unobservable Inputs
Significant Unobservable Inputs

		Range of Inputs Weighted - Average As of December 31,
Financial Liabilities	Unobservable Input	2020	2021
Guarantee liabilities	Discount rates	6.04%	6.04%
	Expected delinquency rates	22.57%-23.03%	18.77%-19.70%